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Stradley Ronon Stevens & Young, LLP

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1933 Act Rule 485(a)(2)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

July 2, 2012

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Mutual Funds
File Nos. 333-40455 and 811-08495

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 127/128 to the Registration Statement on Form N-1A of Nationwide Mutual Funds (the “Trust”). This Amendment is being filed in order to register the shares of Nationwide Inflation-Protected Securities Fund, a new series of the Trust.

In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:

•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any inquiries regarding this filing to my attention at (202) 419-8416 or, in my absence, Peter M. Hong (202) 419-8429.

U.S. Securities and Exchange Commission

July 2, 2012

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esquire

cc:	Allan Oster, Esquire